SECURED BORROWINGS, Other Aircraft Secured Borrowings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Aircraft Loan	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Secured Borrowings [Abstract]
Proceeds from secured borrowings	$ 513,459	$ 572,719	$ 147,276
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	$ 2,058,891
Secured Borrowings [Member] | Other Aircraft Secured Borrowings [Member]
Secured Borrowings [Abstract]
Number of loans denominated in Euros | Loan	1
Principal amount outstanding	$ 905,525	$ 980,967
Number of aircraft serving as security | Aircraft	19
Recourse debt	$ 473,600
Maturity date, range start date	Sep. 30, 2019
Maturity date, range end date	Jun. 30, 2028